Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The carrying amount of goodwill at December 31, 2017 and 2016 was net of the following accumulated impairments:

	Americas Beverage	European Beverage	European Food	Non-reportable segments	Total
Accumulated impairments	$29	$73	$724	$150	$976
Changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2017 and 2016 were as follows:

	Americas Beverage	European Beverage	European Food	Non-reportable segments	Total
Balance at January 1, 2016	$944	$572	$1,241	$246	$3,003
Foreign currency translation	(88)	(61)	(56)	(12)	(217)
Transfers and other adjustments	(36)	—	5	36	5
Balance at December 31, 2016	820	511	1,190	270	2,791
Foreign currency translation	24	53	165	13	255
Balance at December 31, 2017	$844	$564	$1,355	$283	$3,046

Schedule of Finite-Lived Intangible Assets
Gross carrying amounts and accumulated amortization of finite-lived intangible assets by major class at December 31 were as follows:

	2017			2016
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	$461	$(108)	$353	$422	$(71)	$351
Long term supply contacts	143	(27)	116	137	(18)	119
	$604	$(135)	$469	$559	$(89)	$470